GOVERNMENT SUBSIDIES (Details) - CAD ($) $ in Thousands		12 Months Ended
	Apr. 01, 2020	Aug. 31, 2021	Aug. 31, 2020
Government Subsidies [Abstract]
Percentage of employee wages covered under CEWS	75.00%
Government subsidies		$ 8,147	$ 7,883